SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES (Details)	Dec. 31, 2025	Dec. 31, 2024
Year Ended RMB USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate	6.9937	7.1884
RMB USD Average Annual Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate	7.1862	7.1217
Year Ended HKD USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate	7.7832	7.7688
HKD USD Average Annual Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate	7.7959	7.8029